16 PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS	12 Months Ended
Dec. 31, 2019
Provision For Tax Social Security Labor Civil And Environmental Risks And Judicial Deposits [Abstract]
PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS

16     PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS

Claims of different nature are being challenged at the appropriate courts. Details of the accrued amounts and related judicial deposits are as follows:

			Consolidated
	Accrued liabilities		Judicial deposits
	12/31/2019	12/31/2018	12/31/2019	12/31/2018
Tax	128,411	118,490	31,060	46,321
Social security	7,039	70,084		50,898
Labor	305,309	362,228	227,213	214,625
Civil	138,990	210,264	53,771	22,024
Environmental	43,498	31,390	3,731	1,900
Deposit of a guarantee			12,596	12,182
	623,247	792,456	328,371	347,950

Classification
Current	96,479	106,503
Non-current	526,768	685,953	328,371	347,950
	623,247	792,456	328,371	347,950

The changes in the provision for tax, social security, labor, civil and environmental risks in the year ended December 31, 2019 were as follows:

					Consolidated
					Current + Non-current
Nature	12/31/2018	Additions	Accrued charges	Net utilization of reversal	12/31/2019
Tax	118,490	25,019	4,188	(19,286)	128,411
Social security	70,084	4,386	91	(67,522)	7,039
Labor	362,228	36,133	59,502	(152,554)	305,309
Civil	210,264	65,817	12,465	(149,556)	138,990
Environmental	31,390	9,629	4,091	(1,612)	43,498
	792,456	140,984	80,337	(390,530)	623,247

The provision for tax, social security, labor, civil and environmental liabilities was estimated by management and is mainly based on the legal counsel’s assessment and only proceedings for which the risk is classified as probable loss are accrued. Additionally, this provision includes tax liabilities resulting from lawsuits filed by the Company, subject to SELIC (Central Bank’s policy rate).

Tax lawsuits

The main lawsuits that are considered by the external legal advisors as probable loss, which CSN or its subsidiaries are parties are as follows: (i) ISS tax assessments notices; (ii) Differences between calculated and paid ICMS; (iii) Consignment action for payment of social security contributions; (iv) requests for compensation not approved due to the lack of credit rights.

Labor lawsuits

As of December 31, 2019, the Group is a defendant in 7,590 labor lawsuits. Most of the claims relate to subsidiary and/or joint liability, salary equalization, health hazard premiums and hazardous duty premiums, overtime pay, health care plan, indemnity claims resulting from alleged occupational diseases or on-the-job accidents, breaks between working hours, and differences in profit sharing from 1997 to 1999 and from 2000 to 2003.

During the year ended December 31, 2019 there were addition or write-off movements in labor lawsuits arising from the definite conclusion and the constant revision of the Company’s accounting estimates related to the provision for contingencies that take into consideration the different nature of the claims made, as required by the Company’s accounting policies.

Civil lawsuits

Among the civil lawsuits in which the Company is a defendant are claims for compensation. Generally, these lawsuits result from work accidents, occupational diseases and contractual litigation related to the industrial activities of the Group, real estate actions, healthcare plan.

Environmental lawsuits

Among the environmental administrative / judicial proceedings in which the Company is a defendant include mainly administrative proceedings for alleged environmental irregularities and the regularization of environmental licenses; at the judicial level, the Company is a party to actions collecting the fines imposed for such alleged environmental irregularities and public civil actions claiming regularization with compensation, in most cases claiming environmental recovery. In general, these proceedings arise from alleged impacts to the environment related to the Company’s industrial activities.

The environmental processes are highly complex to estimate the value at risk, because they should be taken into consideration, among various aspects, procedural development, the extent of any damage and projected repair costs.

There are other environmental processes for which it is not yet possible to assess the risk and contingency amount due to the aforementioned complexity of estimation, the peculiarities of the matters involving them and also their procedural stages. The main environmental judicial and administrative procedures are listed below:

·       In 2018, the Company celebrated TAC 07/2018, which aims to adopt environmental improvements within the scope of the UPV. The obligations of TAC 07/2018 are linked to the Environmental Operating Authorization (“AAF”) nº IN 002019, valid until October 2024, whose purpose is to authorize the regular operation of the UPV during compliance with TAC 07/2018.

·     In July 2012, the Public Ministry of the State of Rio de Janeiro, (“Ministério Público do Estado do Rio de Janeiro” or “MPE/RJ”) and the Public Federal Ministry (“Ministério Público Federal” or “MPF”) filed a separate public civil action in the state and Federal Courts alleging, in existence of supposed contaminated area in the Condominium Volta Grande IV. In view of the conflict of jurisdiction to judge actions, the Superior Court of Justice (“Superior Tribunal de Justiça” or “STJ”) declared the jurisdiction of the Federal Court to prosecute and judge such actions. In brief, the MPF maintains that the company should (i) remove wastings left in industrial landfill areas in the city of Volta Redonda and (ii) transfer 750 residences of the Volta Grande IV condominium, also in the city of Volta Redonda. These requirements were denied by the Court, which determined the presentation of a schedule to investigate the area and, if necessary, to remediate the potential issues raised by the MPF. The aforementioned schedule was presented and all the surveys performed during the investigation including the risk assessment and intervention plan were concluded in April 30, 2014. Also, there are actions initiated by owners of the residential condominium mentioned above to be reimbursed for material and moral damages, not yet judged.

·     In January 2014, it was distributed an Annulment Action with the purpose of declaring the nullity of an Assessment Notice issued by INEA for the alleged contamination of the soil and groundwater in the Volta Grande IV Condominium. The penalty was a simple fine, in the amount of R$35 million. The request for the preliminary suspension of the chargeability of the debt was not assessed, which is why INEA filed a Tax Enforcement Action. Declared connection between actions. An application for suspension of the procedure was filed until the conclusion of the investigation in the ACP Volta Grande IV.

·     With regards to other supposedly contaminated areas in Volta Redonda, the Public Ministry initiated three public civil actions claiming for environmental remediation and indemnification related to certain areas denominated Marcia I, II, III and IV, Wandir I and II and Reciclam. Regarding to Marcia I, the phase of producing evidence has ended and is being analyzed for judgment. The other claims are at initial stage and CSN are currently performing environmental studies that will determine the extent of possible environmental damages related to soil contamination, as well as the action plan to fulfill with the legislation in force. As soon as the studies are concluded, they will be presented and added to the pleadings.

·       In 2015, the Public Federal Ministry initiated a public civil action against CSN claiming for the adequacy and regularization for the emission of particles from the UPV and the stoppage of its operations. According to CONAMA Resolution n. º 436/2011, the companies have to adjust the emission of particles to match to the new legal standards required by December 2018, which should be compatible with INEA the schedule of actions and measures foreseen in TAC 07/2018.

·     In 2016, CSN were mentioned in public civil action proposed by the Public Federal Ministry and the Public Ministry of the State of Rio de Janeiro in relation to a supposedly irregular waste deposit in the landfill area named "Aterro Panco". The claimings are for the recovery of degraded areas, compensation for damages to fauna and flora and to human health, as well as indemnification for material and moral damages caused to the environment.

·     In 1988, the Public Federal Ministry initiated a public civil action against CSN for a supposedly environmental contamination and pollution of the Paraiba do Sul river supposedly caused by our industrial activities of UPV. In 1995, the court determined the meeting of cases No. 15,497; 17,563; No. 7,304; and, No. 7,624, in view of the connection characterized and determined the joining of the four actions.

·     The Federal Regional Court of the Second Region maintained the first instance conviction, reiterating the Company's obligation to compensate for possible environmental damage caused to the ecosystem. The Company appealed to the Superior Court of Justice (STJ), which accepted the appeal and annulled the previous decisions, determining the return of the records to the 1st Instance to resume the process.

·     In 2010, a civil investigation was launched to verify (i) the environmental requirements for the CSN project in the city of Arcos (cement plant); (ii) monitoring and mitigation of the environmental impacts of our productive activities; (iii) conformity of the conditions our environmental licenses, including the creation of a museum within the Corumbá ecological station and the creation of a Private Reserve of Natural Heritage; and (iv) measures for preservation of  cultural heritage and adoption of compensatory measures. In February 2, 2011 a Term of Undertaking was signed (“TAC”) to assure the fulfillment of the obligations raised by the Public Ministry. In December 2019, the TAC's final filing and settlement of obligations, without the payment of fines by CSN, was ratified by the Council of the Public Ministry.

·     In 2009 and 2010, we signed Judicial Agreements (“TAJ”) with the Public Federal Ministry to recover environmental liabilities caused by our coal mining activities in the Southeast of Santa Catarina until the 90’s. The environmental liabilities reached by the TAJ include the restoration of certain degraded areas. In March 2018, the parties renegotiated a new agreement, with the extension of the construction schedule until 2030, which was legally approved on 06/06/18.The Company is currently negotiating with the Public Federal Ministry the suspension of the TAJ terms for trading and adjusting the obligations and planned compensatory measures.

·       In July 2018, the Company and Harsco Metals ("Harsco"), a contracted company, were named in a new public civil action jointly filed by the Federal Public Ministry and the Public Prosecutor's Office of the State of Rio de Janeiro, due to the irregular deposit of waste (steel slag) in the area called "Slag Processing Yard". The decision issued established a certain limitation in the monthly dispatch of the slag to the said yard, reduction of the height of the piles, removal of the excess of the stored material, which finally had its effects suspended by preliminary decision. The Company and Harsco have been looking for alternatives to solve this problem and are working on a plan of action with a feasible schedule, due to the concern with the impacts that can be generated by the abrupt removal of the yard material within the deadline established in the preliminary decision.

·       In January 1995, in the Municipality of Volta Redonda/RJ (“MVR”), the ACP was filed claimed to CSN to comply with 26 items of Compensatory Environmental Programs. After the dispute, the parties entered into Transaction (1995), establishing CSN's effective obligations, as well as environmental compensation, ratified in court by judgment. The Municipality of Volta Redonda disagreed about the approved agreement and in 2015 the process of liquidation of unfulfilled obligations was initiated. On December 27, 2018, a new agreement was signed between CSN and the MRV, to put an end to the legal dispute, through reciprocal concessions from the parties, with the MVR expressly waiving the right on which the lawsuit is based and to CSN an additional investment in the amount of R$21 million, with 30% of this amount being allocated to services of environmental interest, preservation works, improvement and recovery of the quality of the environment of Volta Redonda. In 2019, the agreement signed between CSN and MVR was approved with the effective disbursement by CSN of R$ 25MM, following the appellate prosecutor's office, which is awaiting judgment.

·        In August 2017, CSN initiated an annulment action against the tax assessment notice that imposed a fine on CSN (R$25 million – updated until December/19), for alleged water pollution in the Paraíba do Sul River, with discharge of effluent from the ETE (Effluent Treatment Station) of Blast Furnace # 2, due to accident occurred on 11/27/2010. The enforceability of the fine is suspended by virtue of an injunction granted in a writ of mandamus until final decision of the appeal phase that discusses the guarantee offered to the court (suitable guarantee) for the grant of guardianship.

·         In December 2019, a Public Civil Action was initiated against Sepetiba TECON and INEA aiming at suspending the environmental licensing processes of the Sepetiba TECON container terminal until the study of the environmental      support capacity of Sepetiba Bay is carried out, and the INEA to refrain from licensing new ventures or potentially polluting activities on the site, which may harm the socio-environmental balance of the Bay and the preservation of marine fauna. Sepetiba TECON became aware of the action through news published on the MPF website. On 12/19/19, the court rejected the request for urgent relief requested by the MPF, as well as the Federal Union and IBAMA's decision was determined. Citation is awaited.

·       In June 2019, CSN filed a lawsuit against the INEA Notification, which determined the suspension of operations for handling solid bulk in TECON due to the alleged lack of activity forecast in the object of the respective Operation License. A preliminary injunction was granted to suspend the effects of the Notification and allow the continuation of the solid bulk handling operation until the final judgment of the action. Decision confirmed on appeal.

·       In relation to mining issues, with the occurrence of the accident involving a Brazilian company in November 2015, the State of Minas Gerais initiated several civil inquiries aimed at investigating companies in the mining segment, based on the State Dam Inventory released in 2014. These procedures are intended to investigate structures that do not have technical stability guaranteed by an external auditor, or whose stability has not been attested due to the lack of documents or technical data. In August 2016, the Company was cited in a similar public civil action, in relation to the structure of Dique do Engenho Dam. Documents were submitted to the state authorities that prove the stability and safety of the said dam. It is expected that this case will also be closed, for the same reasons as the previous one.

·         Other administrative and judicial proceedings

The table below shows a summary of the carrying amounts of the main legal matters with possible risk of loss and the amounts on December 31, 2019 and 2018.

	Consolidated
	12/31/2019	12/31/2018
Assessment Notice and imposition of fine (AIIM) - Income tax and social contribution - Capital gain on sale of Namisa's shares	12,412,964	11,812,071
Assessment Notice and Imposition of fine (AIIM) - Income tax and Social contribution - Disallowance of deductions of goodwill generated in the reverse incorporation of Big Jump by Namisa.	3,867,663	3,722,888
Assessment Notice and Imposition of fine (AIIM) - Income tax and Social contribution - Disallowance of interest on prepayment arising from supply contracts of iron ore and port services	2,249,708	2,165,088
Assessment Notice and imposition of fine (AIIM) - Income tax and social contribution due to profits from foreign subsidiaries for years 2008, 2010, 2011 and 2014(1)	2,946,288	1,891,149
Tax foreclosures - ICMS - Electricity credits	1,022,371	974,479
Offset of taxes that were not approved by the Federal Revenue Service - IRPJ/CSLL, PIS/COFINS and IPI	1,100,564	1,481,382
Disallowance of the ICMS credits - Transfer of iron ore	567,534	529,607
ICMS - Refers to the transfer of imported raw material at an amount lower than the price disclosed in the import documentation	310,349	294,527
Disallowance of the tax loss and negative basis of social contribution arising from the adjustments in the SAPLI	538,268	516,583
Assessment Notice- IRRF- Capital Gain of CFM vendors located abroad	254,850	243,007
CFEM – difference of understanding between CSN and DNPM on the calculation basis (2)	1,020,266	311,582
Assessment Notice- ICMS- questions about sales for incentive area	1,015,812	976,438
Other tax lawsuits (federal, state, and municipal)	4,478,014	3,625,167
Social security lawsuits	325,492	287,823
Enforcement action applied by Brazilian antitrust authorities (CADE)	93,212	101,683
Other civil lawsuits	1,721,753	922,171
Labor and social security lawsuits	1,565,237	1,537,078
Tax foreclosures – Fine – Volta Redonda IV (3)	84,599	75,530
Other environmental lawsuits	215,691	144,235
	35,790,635	31,612,488

(1) On October 15, 2019, CSN received a new tax assessment requesting the payment of IRPJ / CSLL referring to profits earned by a foreign contractor, in the total amount of R$1 Billion;

(2) On December 23, 2019, CSN Mineração received 03 (three) new Notifications of Launches demanding payment of differences in the payment of CFEM, in the total amount of R$689 million;

(3) On April 8, 2013, INEA imposed on CSN a fine of R$ 35 million in respect of the aspects involving the Volta Grande IV condominium, determining that the actions already considered and discussed in the civil suit filed in July 2012. In connection with the application of this fine, an annulment action was distributed, in January 2014, to the 10th Civil Court of the State of Rio de Janeiro, seeking the annulment of the fine and its effects. In parallel, INEA filed a tax enforcement action in order to enforce the amount of the fine imposed. The aforementioned Tax Enforcement action was distributed in May 2014 to the 4th Volta Redonda Active Debt Registry in the State of Rio de Janeiro. Currently, said enforcement action is suspended until the judgment of the annulment action, in order to avoid conflicting decisions.

The assessments made by the legal counsel define these administrative and judicial proceedings as entailing risk of possible loss and, therefore, no provision was recorded in conformity with Management’s judgment and accounting practices adopted in Brazil.